FT Vest Laddered Max Buffer ETF Annual Fund Operating Expenses - FT Vest Laddered Max Buffer ETF - FT Vest Laddered Max Buffer ETF	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.86%
Expenses (as a percentage of Assets)	0.96%